Discontinued Operations (Tables) (Discontinued Operations [Member])	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Member]
Income (Loss) from Discontinued Operations, Net of Income Taxes

PHI’s income (loss) from discontinued operations, net of income taxes, is comprised of the following:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Cross-border energy lease investments	$41	$36	$28
Pepco Energy Services’ retail electric and natural gas supply businesses	26	2	20
Conectiv Energy	—	(3)	(107)

Income (loss) from discontinued operations, net of income taxes	$67	$35	$(59)

Income Recognized from Cross-Border Energy Lease Investments

The operating results for the cross-border energy lease investments are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)

Operating revenue from PHI’s cross-border energy lease investments	$50	$55	$55
Non-cash charge to reduce carrying value of PHI’s cross-border energy lease investments	—	(7)	(2)

Total operating revenue	$50	$48	$53

Income from operations of discontinued operations, net of income taxes (a)	$32	$33	$28
Net gains associated with the early termination of the cross-border energy lease investments, net of income taxes (b)	9	3	—

Income from discontinued operations, net of income taxes	$41	$36	$28

(a)	Includes income tax expense (benefit) of approximately $5 million, $(2) million and $12 million for the years ended December 31, 2012, 2011 and 2010, respectively.
(b)	Includes income tax expense of approximately $30 million, $36 million and zero for the years ended December 31, 2012, 2011 and 2010, respectively.

Cross-Border Energy Lease Investments

As of December 31, 2012 and 2011, the assets held for disposition and liabilities associated with assets held for disposition related to the cross-border energy lease investments are:

	2012	2011
	(millions of dollars)
Scheduled lease payments to PHI, net of non-recourse debt	$1,852	$2,120
Less: Unearned and deferred income	(615)	(771)

Assets held for disposition	$1,237	$1,349

Liabilities associated with assets held for disposition	$1	$3

Net Investment in Leases by Published Credit Ratings

The table below shows PHI’s net investment in these leases by the published credit ratings of the lessees as of December 31:

Lessee Rating (a)	2012	2011
	(millions of dollars)
Rated Entities
AA/Aa and above	$766	$737
A	471	612

Total	$1,237	$1,349

(a)	Excludes the credit ratings associated with collateral posted by the lessees in these transactions.

Operating Results for Retail Electric and Natural Gas Supply Businesses

The operating results for the retail electric and natural gas supply businesses of Pepco Energy Services are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Operating revenue	$415	$954	$1,597

Income from operations of discontinued operations	$44	$3	$33
Income Tax expense	18	1	13

Income From Discontinued Operations, Net of Income Taxes	$26	$2	$20

Activity of Energy Commodity Contracts Designated as Cash Flow Hedges

The cash flow hedge activity during the years ended December 31, 2012, 2011 and 2010 is provided in the tables below:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Amount of net pre-tax loss arising during the period included in Accumulated Other Comprehensive Loss	$—	$—	$(100)

Amount of net pre-tax loss reclassified into income:

Income from Discontinued Operations, Net of Income Taxes (a)	39	81	135

Total net pre-tax loss reclassified into Income from Discontinued Operations, Net of Income Taxes	39	81	135

Net pre-tax gain on commodity derivatives included in Accumulated Other Comprehensive Loss	$39	$81	$35

(a)	Included in the above table is a loss of $1 million for the years ended December 31, 2012 and 2011, respectively, which was reclassified from AOCL to income because the forecasted hedged transactions were deemed probable not to occur.

Outstanding Energy Commodity Contracts Employed As Cash Flow Hedges

As of December 31, 2012 and 2011, the retail electric and natural gas supply businesses of Pepco Energy Services had the following types and quantities of outstanding energy commodity contracts employed as cash flow hedges of forecasted purchases and forecasted sales.

	Quantities
Commodity	December 31, 2012	December 31, 2011
Forecasted Purchases Hedges
Electricity (Megawatt hours (MWh))	—	614,560

Forecasted Sales Hedges
Electricity (MWh)	—	614,560

Schedule of Derivative Gain (Loss) Amounts Recognized in Income

For the years ended December 31, 2012, 2011, and 2010, the amount of the derivative gain (loss) for the retail electric and natural gas supply businesses of Pepco Energy Services recognized in Income from Discontinued Operations, Net of Income Taxes is provided in the table below:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Reclassification of mark-to-market to realized on settlement of contracts	$27	$—	$2
Unrealized mark-to-market loss	(3)	(30)	(3)

Total net gain (loss)	$24	$(30)	$(1)